FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781
                                  -----------

                                 TEMPLETON FUNDS
                               --------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                           ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Foreign Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                         SHARES/
                                                                             INDUSTRY                 RIGHTS/UNITS        VALUE
                                                               ------------------------------------   ------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 95.9%
          AUSTRALIA 0.7%
          Brambles Ltd.                                           Commercial Services & Supplies         6,844,091   $    41,356,311
                                                                                                                     ---------------
          AUSTRIA 0.8%
          Telekom Austria AG                                       Diversified Telecommunication
                                                                             Services                    2,979,066        51,791,222
                                                                                                                     ---------------
          BERMUDA 0.6%
          Partnerre Ltd.                                                     Insurance                     490,020        37,751,141
                                                                                                                     ---------------
          BRAZIL 0.7%
      (a) Embraer-Empresa Brasileira de Aeronautica SA, ADR             Aerospace & Defense              2,053,070        41,738,913
                                                                                                                     ---------------
          CANADA 1.6%
          Biovail Corp.                                                   Pharmaceuticals                3,538,360        50,765,807
          Talisman Energy Inc.                                      Oil, Gas & Consumable Fuels          2,957,410        50,972,927
                                                                                                                     ---------------
                                                                                                                         101,738,734
                                                                                                                     ---------------
          CHINA 1.9%
          China Mobile Ltd.                                         Wireless Telecommunication
                                                                              Services                   2,761,500        25,869,520
          China Telecom Corp. Ltd., H                             Diversified Telecommunication
                                                                              Services                 149,666,582        66,240,814
          Shanghai Electric Group Co. Ltd.                             Electrical Equipment             56,113,091        26,355,562
                                                                                                                     ---------------
                                                                                                                         118,465,896
                                                                                                                     ---------------
          FRANCE 10.9%
          AXA SA                                                             Insurance                   4,680,032       111,504,714
          Cap Gemini                                                        IT Services                  1,175,984        54,377,546
          France Telecom SA                                        Diversified Telecommunication
                                                                              Services                   4,790,291       124,595,575
          GDF Suez                                                        Multi-Utilities                  900,180        37,583,552
          Sanofi-Aventis                                                  Pharmaceuticals                1,687,685       127,496,864
          Total SA, B                                               Oil, Gas & Consumable Fuels          1,858,110       114,958,612
          Vinci SA                                                  Construction & Engineering             444,270        24,561,632
          Vivendi SA                                                           Media                     2,836,049        81,706,420
                                                                                                                     ---------------
                                                                                                                         676,784,915
                                                                                                                     ---------------
          GERMANY 9.5%
          Bayerische Motoren Werke AG                                       Automobiles                  1,015,029        48,032,162
          Celesio AG                                             Health Care Providers & Services          884,674        23,295,945
          Deutsche Post AG                                            Air Freight & Logistics            3,461,230        64,798,416
          E.ON AG                                                       Electric Utilities               1,461,280        57,872,962
          Merck KGaA                                                      Pharmaceuticals                  847,240        80,273,483
          Muenchener Rueckversicherungs-Gesellschaft AG                      Insurance                     461,622        72,442,750
          SAP AG                                                             Software                    2,246,341       107,159,017
          Siemens AG                                                 Industrial Conglomerates            1,323,962       129,754,714
          Symrise AG                                                         Chemicals                     351,386         7,654,544
                                                                                                                     ---------------
                                                                                                                         591,283,993
                                                                                                                     ---------------
          HONG KONG 2.4%
          Cheung Kong (Holdings) Ltd.                               Real Estate Management &
                                                                            Development                  3,540,979        44,502,972
          Hutchison Whampoa Ltd.                                     Industrial Conglomerates            9,334,257        63,112,843
          Kingboard Chemical Holdings Ltd.                     Electronic Equipment, Instruments &
                                                                            Components                   3,066,500        12,325,590
          Yue Yuen Industrial Holdings Ltd.                      Textiles, Apparel & Luxury Goods        9,678,324        27,287,158
                                                                                                                     ---------------
                                                                                                                         147,228,563
                                                                                                                     ---------------
          INDIA 0.9%
          GAIL India Ltd.                                                  Gas Utilities                 2,680,670        24,192,679
          Reliance Industries Ltd.                                  Oil, Gas & Consumable Fuels          1,493,186        34,161,190
                                                                                                                     ---------------
                                                                                                                          58,353,869
                                                                                                                     ---------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

          ISRAEL 0.8%
      (a) Check Point Software Technologies Ltd.                             Software                    1,539,712   $    48,639,502
                                                                                                                     ---------------
          ITALY 1.1%
      (a) Autogrill SpA                                            Hotels, Restaurants & Leisure         5,279,146        65,346,422
                                                                                                                     ---------------
          JAPAN 4.8%
          Mitsubishi UFJ Financial Group Inc.                            Commercial Banks                3,784,500        21,110,161
          Nintendo Co. Ltd.                                                  Software                      393,815        96,664,925
          Takeda Pharmaceutical Co. Ltd.                                  Pharmaceuticals                  810,994        33,787,506
          Toyota Motor Corp.                                                Automobiles                  1,978,500        78,764,495
          USS Co. Ltd.                                                   Specialty Retail                1,060,130        65,882,399
                                                                                                                     ---------------
                                                                                                                         296,209,486
                                                                                                                     ---------------
          NETHERLANDS 5.8%
      (a) ING Groep NV                                            Diversified Financial Services        13,172,214       122,686,858
      (a) ING Groep NV, rts., 12/15/09                            Diversified Financial Services        13,172,214        32,629,483
      (a) Randstad Holding NV                                          Professional Services             1,849,490        80,689,138
          Reed Elsevier NV                                                     Media                     3,333,967        38,795,961
      (b) Reed Elsevier NV, 144A                                               Media                     1,844,192        21,460,081
          SBM Offshore NV                                           Energy Equipment & Services          3,474,239        65,563,548
                                                                                                                     ---------------
                                                                                                                         361,825,069
                                                                                                                     ---------------
          NORWAY 5.2%
          Aker Solutions ASA                                        Energy Equipment & Services          2,797,010        34,731,696
          Statoil ASA                                               Oil, Gas & Consumable Fuels          5,351,600       131,021,118
      (a) Telenor ASA                                             Diversified Telecommunication
                                                                             Services                   11,662,696       158,686,617
                                                                                                                     ---------------
                                                                                                                         324,439,431
                                                                                                                     ---------------
          RUSSIA 1.0%
          Gazprom, ADR                                              Oil, Gas & Consumable Fuels          2,676,160        60,936,163
                                                                                                                     ---------------
          SINGAPORE 4.4%
          DBS Group Holdings Ltd.                                        Commercial Banks                5,812,000        60,129,206
      (a) Flextronics International Ltd.                        Electronic Equipment, Instruments &
                                                                             Components                 11,936,750        84,392,822
          Singapore Telecommunications Ltd.                         Diversified Telecommunication
                                                                              Services                  49,344,484       104,453,519
          United Overseas Bank Ltd.                                      Commercial Banks                1,870,000        25,453,022
                                                                                                                     ---------------
                                                                                                                         274,428,569
                                                                                                                     ---------------
          SOUTH KOREA 3.6%
      (a) KB Financial Group Inc.                                        Commercial Banks                2,037,997       101,427,686
          Samsung Electronics Co. Ltd.                           Semiconductors & Semiconductor
                                                                            Equipment                      200,164       123,664,047
                                                                                                                     ---------------
                                                                                                                         225,091,733
                                                                                                                     ---------------
          SPAIN 3.1%
          Iberdrola SA                                                  Electric Utilities               7,507,510        71,232,875
          Telefonica SA                                            Diversified Telecommunication
                                                                              Services                   4,282,060       122,915,914
                                                                                                                     ---------------
                                                                                                                         194,148,789
                                                                                                                     ---------------
          SWEDEN 1.5%
          Niscayah Group AB                                       Commercial Services & Supplies        10,122,839        24,098,541
          Telefonaktiebolaget LM Ericsson, B                         Communications Equipment            7,268,579        69,840,068
                                                                                                                     ---------------
                                                                                                                          93,938,609
                                                                                                                     ---------------
          SWITZERLAND 7.9%
          Adecco SA                                                    Professional Services             2,682,118       133,758,821
          Lonza Group AG                                          Life Sciences Tools & Services           303,380        23,479,788
          Nestle SA                                                        Food Products                 1,667,370        78,804,228
          Novartis AG                                                     Pharmaceuticals                1,394,064        77,363,197
          Roche Holding AG                                                Pharmaceuticals                  385,340        63,021,463
          Swiss Reinsurance Co.                                              Insurance                   1,780,773        84,678,008
      (a) UBS AG                                                          Capital Markets                1,992,995        30,908,682
                                                                                                                     ---------------
                                                                                                                         492,014,187
                                                                                                                     ---------------

          TAIWAN 4.6%
          Chunghwa Telecom Co. Ltd., ADR                          Diversified Telecommunication
                                                                             Services                    1,353,894   $    24,085,774
          Compal Electronics Inc.                                     Computers & Peripherals           45,622,642        60,433,901
          Lite-On Technology Corp.                                    Computers & Peripherals           61,789,610        82,616,169
          Taiwan Semiconductor Manufacturing Co. Ltd.             Semiconductors & Semiconductor
                                                                            Equipment                   62,564,271       118,587,776
                                                                                                                     ---------------
                                                                                                                         285,723,620
                                                                                                                     ---------------
          TURKEY 0.9%
          Turkcell Iletisim Hizmetleri AS                           Wireless Telecommunication
                                                                              Services                   9,170,338        55,803,274
                                                                                                                     ---------------
          UNITED KINGDOM 18.5%
          Aviva PLC                                                          Insurance                  12,254,224        74,675,049
          BAE Systems PLC                                               Aerospace & Defense              8,378,310        45,211,508
          BP PLC                                                    Oil, Gas & Consumable Fuels         10,481,500        99,119,459
          British Sky Broadcasting Group PLC                                   Media                     9,900,324        86,245,034
          G4S PLC                                                 Commercial Services & Supplies         7,663,199        30,749,682
          GlaxoSmithKline PLC                                             Pharmaceuticals                5,167,114       106,941,781
          Hays PLC                                                     Professional Services            26,584,405        42,708,854
          HSBC Holdings PLC                                              Commercial Banks                2,134,793        24,984,448
          Kingfisher PLC                                                 Specialty Retail               29,165,574       113,960,112
          Marks & Spencer Group PLC                                      Multiline Retail                5,368,255        34,073,291
          Pearson PLC                                                          Media                     3,829,666        52,231,699
   (a, c) Premier Foods PLC                                                Food Products               126,366,337        68,148,935
(a, b, c) Premier Foods PLC, 144A                                          Food Products                20,301,705        10,948,640
          Rexam PLC                                                   Containers & Packaging             6,718,920        30,663,707
          Royal Dutch Shell PLC, A                                  Oil, Gas & Consumable Fuels            768,672        22,837,804
          Royal Dutch Shell PLC, B                                  Oil, Gas & Consumable Fuels          2,170,980        62,058,227
          The Sage Group PLC                                                 Software                    5,286,650        18,560,672
      (a) SIG PLC                                                Trading Companies & Distributors       12,345,500        21,874,751
          Vodafone Group PLC                                        Wireless Telecommunication
                                                                             Services                   91,120,032       205,527,550
                                                                                                                     ---------------
                                                                                                                       1,151,521,203
                                                                                                                     ---------------
          UNITED STATES 2.7%
          ACE Ltd.                                                           Insurance                     942,720        45,919,891
      (a) KKR & Co. Guernsey LP (Units)                                   Capital Markets               13,487,926       122,065,730
                                                                                                                     ---------------
                                                                                                                         167,985,621
                                                                                                                     ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $5,936,352,787)                                                                                     5,964,545,235
                                                                                                                     ---------------
          PREFERRED STOCKS (COST $10,409,019) 0.9%
          BRAZIL 0.9%
          Vale SA, ADR, pfd., A                                           Metals & Mining                2,187,234        53,587,233
                                                                                                                     ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $5,946,761,806)                                                                                     6,018,132,468
                                                                                                                     ---------------

                                                                                                        PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      ------------
          SHORT TERM INVESTMENTS 3.2%
          TIME DEPOSITS (COST $160,940,000) 2.6%
          UNITED STATES 2.6%
          Royal Bank of Canada, 0.12%, 12/01/09                                                       $160,940,000       160,940,000
                                                                                                                     ---------------
          U.S. GOVERNMENT AND AGENCY  SECURITIES
             (COST $36,987,708) 0.6%
          UNITED STATES 0.6%
      (d) FHLMC, 3/02/2010                                                                              37,000,000        36,996,744
                                                                                                                     ---------------
          TOTAL INVESTMENTS (COST $6,144,689,514) 100.0%                                                               6,216,069,212
          OTHER ASSETS, LESS LIABILITIES 0.0%e                                                                             3,090,757
                                                                                                                     ---------------
          NET ASSETS 100.0%                                                                                          $ 6,219,159,969
                                                                                                                     ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $32,408,721, representing 0.52% of net assets.

(c)  See Note 4 regarding holdings of 5% voting securities.

(d)  The security is traded on a discount basis with no stated coupon rate.

(e)  Rounds to less than 0.1% of net assets.

SELECTED PORTFOLIO

ADR   American Depository Receipt
FHLMC Federal Home Loan Mortgage Corp.

Templeton World Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                         SHARES/
                                                                             INDUSTRY                 RIGHTS/UNITS        VALUE
                                                               ------------------------------------   ------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 95.5%
          AUSTRALIA 0.3%
          Brambles Ltd.                                           Commercial Services & Supplies         3,366,301   $    20,341,312
                                                                                                                     ---------------
          CHINA 0.5%
          China Telecom Corp. Ltd., ADR                            Diversified Telecommunication
                                                                             Services                      657,000        29,203,650
                                                                                                                     ---------------
          FRANCE 5.6%
          France Telecom SA                                        Diversified Telecommunication
                                                                             Services                    2,756,030        71,684,401
          Sanofi-Aventis                                                  Pharmaceuticals                1,800,000       135,981,747
          Total SA, B                                               Oil, Gas & Consumable Fuels            967,820        59,877,641
          Vivendi SA                                                           Media                     2,750,000        79,227,353
                                                                                                                     ---------------
                                                                                                                         346,771,142
                                                                                                                     ---------------
          GERMANY 5.5%
          Bayerische Motoren Werke AG                                       Automobiles                  1,177,640        55,727,073
          Deutsche Post AG                                            Air Freight & Logistics            1,638,630        30,677,138
          Merck KGaA                                                      Pharmaceuticals                  568,590        53,872,220
          SAP AG                                                             Software                    1,276,980        60,916,807
          Siemens AG                                                 Industrial Conglomerates            1,416,280       138,802,327
                                                                                                                     ---------------
                                                                                                                         339,995,565
                                                                                                                     ---------------
          HONG KONG 4.2%
          Cheung Kong (Holdings) Ltd.                          Real Estate Management & Development      9,663,751       121,453,879
          Hutchison Whampoa Ltd.                                     Industrial Conglomerates           13,611,060        92,030,110
          Yue Yuen Industrial Holdings Ltd.                      Textiles, Apparel & Luxury Goods       17,249,500        48,633,403
                                                                                                                     ---------------
                                                                                                                         262,117,392
                                                                                                                     ---------------
          INDIA 1.9%
          ICICI Bank Ltd., ADR                                           Commercial Banks                  677,908        25,218,178
          Reliance Industries Ltd.                                  Oil, Gas & Consumable Fuels          3,969,560        90,815,808
                                                                                                                     ---------------
                                                                                                                         116,033,986
                                                                                                                     ---------------
          IRELAND 0.4%
          CRH PLC                                                     Construction Materials             1,058,250        26,659,237
                                                                                                                     ---------------
          ISRAEL 1.4%
      (a) Check Point Software Technologies Ltd.                             Software                    2,674,400        84,484,296
                                                                                                                     ---------------
          ITALY 1.5%
          Eni SpA                                                   Oil, Gas & Consumable Fuels          2,541,076        62,946,136
      (a) Intesa Sanpaolo SpA                                            Commercial Banks                6,634,800        28,736,980
                                                                                                                     ---------------
                                                                                                                          91,683,116
                                                                                                                     ---------------
          JAPAN 2.5%
          Nintendo Co. Ltd.                                                  Software                       79,100        19,415,704
          Olympus Corp.                                          Health Care Equipment & Supplies        1,426,000        43,319,639
          Sumitomo Mitsui Financial Group Inc.                           Commercial Banks                  780,300        25,736,084
          Toyota Motor Corp.                                                Automobiles                  1,740,500        69,289,665
                                                                                                                     ---------------
                                                                                                                         157,761,092
                                                                                                                     ---------------
          NETHERLANDS 0.9%
      (a) ING Groep NV                                            Diversified Financial Services         4,594,030        42,789,095
      (a) ING Groep NV, rts., 12/15/09                            Diversified Financial Services         4,594,030        11,380,078
                                                                                                                     ---------------
                                                                                                                          54,169,173
                                                                                                                     ---------------
          NORWAY 1.2%
      (a) Telenor ASA                                              Diversified Telecommunication
                                                                             Services                    5,675,250        77,219,386
                                                                                                                     ---------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

          PHILIPPINES 0.4%
          Ayala Land Inc.                                            Real Estate Management &
                                                                            Development                 94,089,601   $    23,430,175
                                                                                                                     ---------------
          RUSSIA 0.8%
          Gazprom, ADR                                               Oil, Gas & Consumable Fuels         2,307,910        52,551,111
                                                                                                                     ---------------
          SINGAPORE 3.6%
          DBS Group Holdings Ltd.                                          Commercial Banks              5,832,000        60,336,120
      (a) Flextronics International Ltd.                        Electronic Equipment, Instruments &
                                                                            Components                   4,259,287        30,113,159
      (a) Parkway Holdings Ltd.                                  Health Care Providers & Services       22,029,333        42,494,180
          Singapore Telecommunications Ltd.                        Diversified Telecommunication
                                                                             Services                   43,167,261        91,377,433
                                                                                                                     ---------------
                                                                                                                         224,320,892
                                                                                                                     ---------------
          SOUTH AFRICA 0.4%
          Massmart Holdings Ltd.                                     Food & Staples Retailing            2,307,600        26,245,249
                                                                                                                     ---------------
          SOUTH KOREA 2.9%
      (a) KB Financial Group Inc.                                          Commercial Banks              1,119,576        55,719,416
          Samsung Electronics Co. Ltd.                            Semiconductors & Semiconductor
                                                                             Equipment                     203,849       125,940,690
                                                                                                                     ---------------
                                                                                                                         181,660,106
                                                                                                                     ---------------
          SPAIN 2.0%
          Telefonica SA                                            Diversified Telecommunication
                                                                             Services                    4,350,130       124,869,853
                                                                                                                     ---------------
          SWITZERLAND 3.8%
          Adecco SA                                                    Professional Services             1,433,264        71,477,729
          Novartis AG                                                     Pharmaceuticals                1,575,950        87,456,911
          Roche Holding AG                                                Pharmaceuticals                  466,090        76,227,938
                                                                                                                     ---------------
                                                                                                                         235,162,578
                                                                                                                     ---------------
          TAIWAN 4.6%
          Chunghwa Telecom Co. Ltd., ADR                           Diversified Telecommunication
                                                                             Services                    3,294,688        58,612,499
          Compal Electronics Inc.                                     Computers & Peripherals           64,773,643        85,802,220
      (b) Compal Electronics Inc., GDR, 144A                          Computers & Peripherals               24,361           161,349
          Taiwan Semiconductor Manufacturing Co. Ltd.             Semiconductors & Semiconductor
                                                                             Equipment                  73,822,021       139,926,337
                                                                                                                     ---------------
                                                                                                                         284,502,405
                                                                                                                     ---------------
          TURKEY 1.0%
          Turkcell Iletisim Hizmetleri AS                       Wireless Telecommunication Services      9,848,862        59,932,223
                                                                                                                     ---------------
          UNITED KINGDOM 11.4%
          Aviva PLC                                                          Insurance                   6,771,466        41,264,103
          BAE Systems PLC                                               Aerospace & Defense             11,965,602        64,569,455
          BP PLC                                                    Oil, Gas & Consumable Fuels         12,060,484       114,051,295
          British Sky Broadcasting Group PLC                                   Media                     4,258,959        37,101,217
          GlaxoSmithKline PLC                                             Pharmaceuticals                5,138,017       106,339,571
          Kingfisher PLC                                                  Specialty Retail              15,848,820        61,926,890
          Pearson PLC                                                          Media                     3,377,592        46,065,994
          Royal Dutch Shell PLC, A                                  Oil, Gas & Consumable Fuels            626,995        18,628,477
          Royal Dutch Shell PLC, B                                  Oil, Gas & Consumable Fuels          2,427,995        69,405,091
          Tesco PLC                                                   Food & Staples Retailing           5,093,050        35,439,346
          Vodafone Group PLC                                    Wireless Telecommunication Services     51,346,255       115,815,038
                                                                                                                     ---------------
                                                                                                                         710,606,477
                                                                                                                     ---------------
          UNITED STATES 38.7%
          Abbott Laboratories                                             Pharmaceuticals                  860,100        46,866,849
          Accenture PLC, A                                                  IT Services                  4,228,620       173,542,565
          ACE Ltd.                                                           Insurance                      50,900         2,479,339
          American Express Co.                                            Consumer Finance                 935,340        39,125,272
      (a) Amgen Inc.                                                       Biotechnology                 2,200,000       123,970,000
          Bank of America Corp.                                   Diversified Financial Services         1,500,910        23,789,424

          Bristol-Myers Squibb Co.                                       Pharmaceuticals                 2,981,970   $    75,473,661
          Chevron Corp.                                            Oil, Gas & Consumable Fuels           1,218,070        95,058,183
      (a) Cisco Systems Inc.                                         Communications Equipment            5,014,260       117,333,684
          Comcast Corp., A                                                    Media                      6,616,780        91,377,732
          Covidien PLC                                           Health Care Equipment & Supplies        1,225,450        57,375,569
          CVS Caremark Corp.                                         Food & Staples Retailing              880,940        27,317,949
      (a) DIRECTV CL-A                                                        Media                      1,170,220        37,014,059
          E. I. du Pont de Nemours and Co.                                  Chemicals                    1,017,390        35,181,346
          FedEx Corp.                                                Air Freight & Logistics               642,300        54,242,235
          The Gap Inc.                                                   Specialty Retail                2,836,141        60,750,140
          General Electric Co.                                       Industrial Conglomerates            5,168,590        82,800,812
          Great Plains Energy Inc.                                      Electric Utilities                 892,533        15,887,087
          The Home Depot Inc.                                            Specialty Retail                2,213,020        60,548,227
          Invesco Ltd.                                                   Capital Markets                 1,864,302        41,480,720
          JPMorgan Chase & Co.                                    Diversified Financial Services           623,600        26,496,764
      (a) KKR & Co. Guernsey LP (Units)                                  Capital Markets                 6,333,380        57,317,089
          Merck & Co. Inc.                                               Pharmaceuticals                 1,809,240        65,512,580
          Microsoft Corp.                                                    Software                    8,337,430       245,203,816
          News Corp., A                                                       Media                      9,396,020       107,678,389
          Oracle Corp.                                                       Software                    5,965,840       131,725,747
          Pfizer Inc.                                                    Pharmaceuticals                 4,352,300        79,081,291
          The Procter & Gamble Co.                                      Household Products                 809,190        50,452,997
      (a) Progressive Corp.                                                 Insurance                    2,137,430        35,844,701
          Quest Diagnostics Inc.                                 Health Care Providers & Services          879,380        50,951,277
      (a) Sprint Nextel Corp.                                   Wireless Telecommunication Services      5,721,070        21,225,170
          TECO Energy Inc.                                                Multi-Utilities                2,301,100        33,941,225
          Time Warner Cable Inc.                                               Media                       536,187        22,460,874
          Time Warner Inc.                                                     Media                     2,136,120        65,621,606
          Torchmark Corp.                                                    Insurance                     693,890        30,170,337
          United Parcel Service Inc., B                               Air Freight & Logistics            2,002,070       115,058,963
                                                                                                                     ---------------
                                                                                                                       2,400,357,679
                                                                                                                     ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $5,887,379,380)                                                                                     5,930,078,095
                                                                                                                     ---------------
          PREFERRED STOCKS 2.6%
          BRAZIL 2.6%
          Petroleo Brasileiro SA, ADR, pfd.                         Oil, Gas & Consumable Fuels          2,161,790        97,410,258
          Vale SA, ADR, pfd., A                                           Metals & Mining                2,526,000        61,887,000
                                                                                                                     ---------------
          TOTAL PREFERRED STOCKS (COST $71,113,335)                                                                      159,297,258
                                                                                                                     ---------------

                                                                                                     PRINCIPAL(c)
                                                                                                        AMOUNT
                                                                                                   ---------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.2%
          CANADA 0.1%
          Government of Canada, 6.00%, 6/01/11                                                       8,030,000 CAD         8,197,299
                                                                                                                     ---------------
          SWEDEN 0.1%
          Government of Sweden, 5.50%, 10/08/12                                                     48,680,000 SEK         7,695,601
                                                                                                                     ---------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $10,552,307)                                                                                           15,892,900
                                                                                                                     ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $13,513,407) 0.2%
          FHLMC, 5.50%, 12/01/35                                                                    13,710,496            14,646,130
                                                                                                                     ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $5,982,558,429)                                                                                     6,119,914,383
                                                                                                                     ---------------
          SHORT TERM INVESTMENTS 1.4%
          TIME DEPOSITS (COST $70,140,000) 1.2%
          UNITED STATES 1.2%
          SCMP Group Ltd., 0.11%, 12/01/09                                                          70,140,000            70,140,000
                                                                                                                     ---------------
          U.S. GOVERNMENT AND AGENCY  SECURITIES
             (COST $14,988,763) 0.2%
      (d) FHLB, 2/25/10                                                                             15,000,000            14,999,100
                                                                                                                     ---------------

          TOTAL INVESTMENTS (COST $6,067,687,192) 99.9%                                                              $ 6,205,053,483
          OTHER ASSETS, LESS LIABILITIES 0.1%                                                                              6,069,677
                                                                                                                     ---------------
          NET ASSETS 100.0%                                                                                          $ 6,211,123,160
                                                                                                                     ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the value of this security was $161,349, representing less than 0.01% of net assets.

(c) The principal amount is stated in U.S. dollars unless otherwise indicated. dThe security is traded on a discount basis with no stated coupon rate.

CURRENCY

CAD Canadian Dollar
SEK Swedish Krona

SELECTED PORTFOLIO

ADR   American Depository Receipt
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
GDR   Global Depository Receipt

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost which approximates market value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             TEMPLETON FOREIGN   TEMPLETON WORLD
                                                    FUND               FUND
                                             -----------------   ---------------
Cost of investments                            $6,144,945,199     $6,073,773,931
                                               --------------     --------------

Unrealized appreciation                        $  942,815,736     $1,058,498,439
Unrealized depreciation                          (871,691,723)      (927,218,887)
                                               --------------     --------------
Net unrealized appreciation (depreciation)     $   71,124,013     $  131,279,552
                                               ==============     ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the three months ended November 30, 2009, were as shown below.

                            NUMBER OF                           NUMBER OF
                              SHARES                              SHARES
                             HELD AT                             HELD AT      VALUE AT                 REALIZED
                            BEGINNING     GROSS       GROSS       END OF       END OF    INVESTMENT    CAPITAL
NAME OF ISSUER              OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD     INCOME    GAIN (LOSS)
--------------             -----------  ---------  ----------  -----------  -----------  ----------  -----------
NON-CONTROLLED AFFILIATES
Premier Foods PLC          126,366,337      --         --      126,366,337   68,148,935       --          --
Premier Foods PLC, 144A     20,301,705      --         --       20,301,705   10,948,640       --          --
                                                                            -----------      ---         ---
   TOTAL AFFILIATED SECURITIES (1.27% of Net Assets)                        $79,097,575      $--         $--
                                                                            ===========      ===         ===

5. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the funds' assets carried at fair value:

                                                     LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                                 --------------   ------------   -------   --------------
TEMPLETON FOREIGN FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                      $6,018,132,468       $--          $--     $6,018,132,468

      Short Term Investments                                 --    197,936,744      --        197,936,744
                                                 --------------   ------------     ---     --------------
         Total Investments in Securities         $6,018,132,468   $197,936,744     $--     $6,216,069,212
                                                 ==============   ============     ===     ==============
TEMPLETON WORLD FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Taiwan                                  $  284,341,056   $    161,349     $--     $  284,502,405
      Other Equity Investments(b)                 5,804,872,948             --      --      5,804,872,948
      Foreign Government and Agency Securities               --     15,892,900      --         15,892,900
      U.S. Government and Agency Securities                  --     14,646,130      --         14,646,130
      Short Term Investments                                 --     85,139,100      --         85,139,100
                                                 --------------   ------------     ---     --------------
         Total Investments in Securities         $6,089,214,004   $115,839,479     $--     $6,205,053,483
                                                 ==============   ============     ===     ==============

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010